Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Mar. 31, 2012 Day	Jun. 30, 2012	Mar. 31, 2011	Mar. 31, 2012 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock	Mar. 31, 2010 Convertible Preferred Stock	Mar. 31, 2012 Series A Two Thousand Two Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Two Thousand Four Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Two Thousand Five Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Blank Check Preferred Stock	6,455,531	5,000,000	6,455,531	12,346,555	12,346,555
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share ownership	51.00%
Cash dividends received per share				$ 1.07	$ 0.99	$ 0.28
Cash dividends received				$ 13,100,000	$ 12,200,000	$ 3,400,000
Conversion ratio	1
Stock Dividend	$ 0.239385
Adjusted conversion ratio	1.239385
Percentage of the purchase price	8
DenominatorUsedInLiquidation	365
Convertible preferred stock initial purchase price							$ 6.14772	$ 6.45	$ 7.35
Liquidation of ownership	50.00%